Expense Example, No Redemption - The Hartford Total Return Bond Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	$ 1,802